Stock-Based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total stock-based compensation expense	$ 18,806	$ 10,089
Cost of Revenue
Total stock-based compensation expense	225
Research and development
Total stock-based compensation expense	3,489	2,294
General and administrative
Total stock-based compensation expense	$ 15,092	$ 7,795